Financial Instruments And Risks - Summary of Out The Group's Financial Assets And Financial Liabilities Exposed To Interest Rate Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash at bank	¥ 24,158,568	¥ 7,352,394	¥ 18,576,090
Restricted cash	23,029,588	24,602,779
Financial assets at fair value through profit or loss	34,423,897	18,583,056
Financial assets at amortized cost	6,563,969	8,623,012
Financial assets purchased under reverse repurchase agreements	700,007
Accounts and other receivables and contract assets	23,325,978	26,296,438
Loans to customers	119,825,814	47,498,512
Total financial assets	232,027,821	132,956,191
LIABILITIES
Payable to platform investors	9,114,906	15,344,417
Borrowings	10,315,445	2,989,862
Accounts and other payables and contract liabilities	5,483,757	4,826,010
Payable to investors of consolidated structured entities	110,367,718	47,243,050
Financing guarantee liabilities	748,674	242,749
Lease liabilities	979,419	939,089
Convertible promissory note payable	10,117,188	10,014,377
Convertible redeemable preferred shares	7,530,542	10,258,898
Total financial liabilities	154,657,649	91,858,452
Total interest rate sensitivity gap	77,370,132	41,097,739
Not later than three months [member]
ASSETS
Cash at bank	23,785,651	7,241,643
Restricted cash	23,029,588	24,602,779
Financial assets at fair value through profit or loss	966,000	1,644,507
Financial assets at amortized cost	1,204,990	2,235,622
Financial assets purchased under reverse repurchase agreements	700,007
Loans to customers	27,757,023	4,057,473
Total financial assets	77,443,259	39,782,024
LIABILITIES
Borrowings	8,778,581	378,900
Payable to investors of consolidated structured entities	24,875,127	4,843,980
Lease liabilities	140,889	118,785
Total financial liabilities	33,794,597	5,341,665
Nominal amount of interest rate swap	(8,417,121)
Total interest rate sensitivity gap	52,065,783	34,440,359
Later than three months and not later than one year [member]
ASSETS
Cash at bank	56,444	110,751
Financial assets at fair value through profit or loss	5,421,035	2,826,748
Financial assets at amortized cost	1,683,332	4,866,232
Loans to customers	54,104,955	12,172,419
Total financial assets	61,265,766	19,976,150
LIABILITIES
Borrowings	1,536,475	2,598,540
Payable to investors of consolidated structured entities	50,551,124	12,640,500
Lease liabilities	400,965	324,589
Total financial liabilities	52,488,564	15,563,629
Total interest rate sensitivity gap	8,777,202	4,412,521
Later than one year and not later than two years [member]
ASSETS
Cash at bank	6,190
Financial assets at fair value through profit or loss	9,230,584	1,000
Financial assets at amortized cost	1,816,323	161,674
Loans to customers	30,195,692	14,678,077
Total financial assets	41,248,789	14,840,751
LIABILITIES
Borrowings	389
Payable to investors of consolidated structured entities	29,978,064	14,932,203
Lease liabilities	316,653	317,778
Total financial liabilities	30,295,106	15,249,981
Total interest rate sensitivity gap	10,953,683	(409,230)
Later than two years and not later than three years [member]
ASSETS
Cash at bank	310,283
Financial assets at fair value through profit or loss	1,399,389	17,717
Financial assets at amortized cost	803,062	32,874
Loans to customers	6,559,344	6,989,171
Total financial assets	9,072,078	7,039,762
LIABILITIES
Payable to investors of consolidated structured entities	4,963,403	14,352,203
Lease liabilities	103,387	136,455
Convertible promissory note payable	10,117,188
Convertible redeemable preferred shares	7,530,542
Total financial liabilities	22,714,520	14,488,658
Nominal amount of interest rate swap	8,417,121
Total interest rate sensitivity gap	(22,059,563)	(7,448,896)
Later than three years [member]
ASSETS
Financial assets at fair value through profit or loss	848,231	51,123
Loans to customers		3,494,586
Total financial assets	848,231	3,545,709
LIABILITIES
Lease liabilities	17,525	41,482
Convertible promissory note payable		10,014,377
Convertible redeemable preferred shares		10,258,898
Total financial liabilities	17,525	20,314,757
Total interest rate sensitivity gap	830,706	(16,769,048)
Overdue [Member]
ASSETS
Financial assets at fair value through profit or loss	1,260,315	2,764,313
Financial assets at amortized cost	1,056,262	1,326,610
Loans to customers	1,208,800	6,106,786
Total financial assets	3,525,377	10,197,709
LIABILITIES
Total interest rate sensitivity gap	3,525,377	10,197,709
No Interest [Member]
ASSETS
Financial assets at fair value through profit or loss	15,298,343	11,277,648
Financial assets at amortized cost
Accounts and other receivables and contract assets	23,325,978	26,296,438
Total financial assets	38,624,321	37,574,086
LIABILITIES
Payable to platform investors	9,114,906	15,344,417
Borrowings		12,422
Accounts and other payables and contract liabilities	5,483,757	4,826,010
Payable to investors of consolidated structured entities		474,164
Financing guarantee liabilities	748,674	242,749
Total financial liabilities	15,347,337	20,899,762
Total interest rate sensitivity gap	¥ 23,276,984	¥ 16,674,324